Share-based compensation - RSUs Activity (Parenthetical) (Details) - Restricted Stock Units (RSUs)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Minimum [Member]
Share-based compensation
Vesting period (year)	0 years	0 years	1 year
Maximum
Share-based compensation
Vesting period (year)	4 years	4 years	4 years